UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21636


              First Trust/Aberdeen Global Opportunity Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2015 - June 30, 2016
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


OAS Finance Ltd.
----------------------------------------------------------------------------------
Ticker
Primary CUSIP
Meeting Date          14-Oct-15              Meeting Type   Bondholder
Shares Voted          0
----------------------------------------------------------------------------------
                                                                                                                    V0TE
             VOTABLE    PROPOSAL                                                     MANAGEMENT       VOTE          AGAINST
PROPONENT    PROPOSAL   NUMBER     PROPOSAL TEXT                                     RECOMMENDATION   INSTRUCTION   MANAGEMENT
Management   No         1          Approval, Rejection or Modification of Judicial                    For           No
                                   Reorganization Plan
Management   No         2          Elect Members of Creditors Committee and                           Against       No
                                   Their Substitutes

OAS Investments GmbH
----------------------------------------------------------------------------------
Ticker
Primary CUSIP         67089RAA1
Meeting Date          14-Oct-15              Meeting Type   Bondholder
Shares Voted          0
----------------------------------------------------------------------------------
                                                                                                                    V0TE
             VOTABLE    PROPOSAL                                                     MANAGEMENT       VOTE          AGAINST
PROPONENT    PROPOSAL   NUMBER     PROPOSAL TEXT                                     RECOMMENDATION   INSTRUCTION   MANAGEMENT
Management   No         1          Approval, Rejection or Modification of Judicial                    For           No
                                   Reorganization Plan
Management   No         2          Elect Members of Creditors Committee and                           Against       No
                                   Their Substitutes

BTA Bank JSC
----------------------------------------------------------------------------------
Ticker                BTAS
Primary CUSIP         Y06997103
Meeting Date          24-Dec-15              Meeting Type   Special
Shares Voted          342
----------------------------------------------------------------------------------
                                                                                                                    V0TE
             VOTABLE    PROPOSAL                                                     MANAGEMENT       VOTE          AGAINST
PROPONENT    PROPOSAL   NUMBER     PROPOSAL TEXT                                     RECOMMENDATION   INSTRUCTION   MANAGEMENT
Management   Yes        1          Approve Bonus Award for Directors                 For              Do Not Vote   No
Management   Yes        2          Approve Early Termination of Powers of            For              Do Not Vote   No
                                   Directors
Management   Yes        3          Fix Number of Directors                           For              Do Not Vote   No
Management   Yes        4          Fix Term of Office of Directors                   For              Do Not Vote   No
Management   Yes        5          Elect Directors                                   For              Do Not Vote   No
Management   Yes        6          Approve New Edition of Regulations on             For              Do Not Vote   No
                                   Remuneration of Directors
Management   Yes        7          Determine Awards for Directors                    For              Do Not Vote   No

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                           INCOME FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President


Date                       July 19, 2016
                           -------------------------

* Print the name and title of each signing officer under his or her signature.